Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Average Balance Outstanding	$ 30,924	$ 20,223
Maximum Outstanding at any Month End	59,401	22,849
Balance	$ 56,834	$ 17,970
Federal funds purchased
Borrowings
Year End Weighted Rate (as a percent)	0.70%	0.45%
Average Weighted Rate (as a percent)	0.41%	0.38%
Average Balance Outstanding	$ 658	$ 404
Maximum Outstanding at any Month End	937	0
Balance	$ 0	$ 0
Short-term repurchase agreements
Borrowings
Year End Weighted Rate (as a percent)	0.10%	0.12%
Average Weighted Rate (as a percent)	0.17%	0.10%
Average Balance Outstanding	$ 30,266	$ 19,819
Maximum Outstanding at any Month End	58,464	22,849
Balance	$ 56,834	$ 17,970